Gotham Enhanced 500 ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Advertising - 0.1%
Interpublic Group of Cos., Inc.	9,523	$233,123
Omnicom Group, Inc.	5,843	420,345
		653,468

Aerospace/Defense - 1.4%
Boeing Co. (a)	2,256	472,700
General Dynamics Corp.	944	275,327
General Electric Co.	9,482	2,440,572
Howmet Aerospace, Inc.	1,420	264,305
L3Harris Technologies, Inc.	660	165,554
Lockheed Martin Corp.	5,907	2,735,768
Northrop Grumman Corp. (b)	1,459	729,471
RTX Corp.	4,663	680,891
TransDigm Group, Inc.	169	256,988
		8,021,576

Agriculture - 0.7%
Altria Group, Inc.	40,273	2,361,206
Archer-Daniels-Midland Co.	1,679	88,618
Bunge Global SA	2,822	226,550
Philip Morris International, Inc.	7,378	1,343,755
		4,020,129

Airlines - 0.2%
Delta Air Lines, Inc.	18,031	886,765
Southwest Airlines Co. (b)	2,142	69,486
United Airlines Holdings, Inc. (a)	985	78,436
		1,034,687

Apparel - 0.3%
Deckers Outdoor Corp. (a)	3,818	393,521
Nike, Inc. - Class B	5,187	368,485
Ralph Lauren Corp. - Class A	1,548	424,585
Tapestry, Inc.	5,229	459,159
		1,645,750

Auto Manufacturers - 1.3%
Cummins, Inc.	3,464	1,134,460
Ford Motor Co.	13,871	150,500
General Motors Co.	3,371	165,887
PACCAR, Inc.	1,769	168,161
Tesla, Inc. (a)	17,874	5,677,855
		7,296,863

Auto Parts/Equipment - 0.1%
Aptiv PLC (a)	5,925	404,203

Banks - 4.4%
Bank of America Corp.	75,961	3,594,475
Bank of New York Mellon Corp.	7,195	655,536
Citigroup, Inc.	18,740	1,595,149
Citizens Financial Group, Inc.	4,482	200,570
Fifth Third Bancorp (b)	6,871	282,604
Goldman Sachs Group, Inc.	2,991	2,116,880
Huntington Bancshares, Inc.	13,745	230,366
JPMorgan Chase & Co.	28,351	8,219,238
KeyCorp	9,547	166,309
M&T Bank Corp.	1,691	328,037
Morgan Stanley	16,300	2,296,018
Northern Trust Corp.	1,963	248,889

PNC Financial Services Group, Inc.	3,955	737,291
Regions Financial Corp.	4,169	98,055
State Street Corp.	2,928	311,364
Truist Financial Corp.	13,313	572,326
U.S. Bancorp	15,669	709,022
Wells Fargo & Co.	32,726	2,622,007
		24,984,136

Beverages - 0.9%
Brown-Forman Corp. - Class B (b)	11,878	319,637
Coca-Cola Co.	15,103	1,068,537
Constellation Brands, Inc. - Class A (b)	4,585	745,888
Keurig Dr Pepper, Inc.	24,765	818,731
Molson Coors Beverage Co. - Class B (b)	711	34,192
Monster Beverage Corp. (a)	3,405	213,289
PepsiCo, Inc.	13,960	1,843,278
		5,043,552

Biotechnology - 1.5%
Amgen, Inc.	1,800	502,578
Biogen, Inc. (a)	3,669	460,790
Corteva, Inc.	17,195	1,281,543
Gilead Sciences, Inc.	35,681	3,955,952
Incyte Corp. (a)	4,839	329,536
Moderna, Inc. (a)	1,350	37,247
Regeneron Pharmaceuticals, Inc.	3,001	1,575,525
Vertex Pharmaceuticals, Inc. (a)	861	383,317
		8,526,488

Building Materials - 0.5%
Builders FirstSource, Inc. (a)(b)	399	46,559
Carrier Global Corp.	3,090	226,157
Johnson Controls International PLC	16,583	1,751,496
Lennox International, Inc.	125	71,655
Martin Marietta Materials, Inc.	187	102,656
Masco Corp.	748	48,141
Mohawk Industries, Inc. (a)	1,563	163,865
Trane Technologies PLC	790	345,554
Vulcan Materials Co.	400	104,328
		2,860,411

Chemicals - 0.8%
Air Products and Chemicals, Inc.	763	215,212
Albemarle Corp. (b)	294	18,425
CF Industries Holdings, Inc.	4,364	401,488
Dow, Inc. (b)	2,384	63,128
DuPont de Nemours, Inc.	10,580	725,682
Eastman Chemical Co.	2,950	220,247
Ecolab, Inc.	992	267,284
International Flavors & Fragrances, Inc.	1,023	75,242
Linde PLC	1,638	768,517
LyondellBasell Industries NV - Class A	8,238	476,651
Mosaic Co.	1,113	40,602
PPG Industries, Inc.	5,884	669,305
Sherwin-Williams Co.	863	296,320
		4,238,103

Commercial Services - 1.6%
Automatic Data Processing, Inc.	10,239	3,157,707
Cintas Corp.	1,214	270,564
Corpay, Inc. (a)	2,095	695,163
Equifax, Inc.	353	91,558
Global Payments, Inc.	6,279	502,571
MarketAxess Holdings, Inc.	93	20,771
Moody's Corp.	544	272,865
PayPal Holdings, Inc. (a)	25,496	1,894,863
Quanta Services, Inc.	446	168,624
Rollins, Inc.	1,651	93,149
S&P Global, Inc.	1,079	568,946
United Rentals, Inc.	1,628	1,226,535
Verisk Analytics, Inc.	429	133,633
		9,096,949

Computers - 8.2%
Accenture PLC - Class A	15,672	4,684,204
Amentum Holdings, Inc. (a)	1	20
Apple, Inc.	160,136	32,855,103
Cognizant Technology Solutions Corp. - Class A	4,937	385,234
Crowdstrike Holdings, Inc. - Class A (a)	750	381,983
Dell Technologies, Inc. - Class C	17,868	2,190,617
EPAM Systems, Inc. (a)	1,432	253,206
Fortinet, Inc. (a)	2,261	239,033
Gartner, Inc. (a)	1,946	786,612
Hewlett Packard Enterprise Co.	33,000	674,850
HP, Inc.	27,855	681,333
International Business Machines Corp.	2,797	824,500
Leidos Holdings, Inc.	453	71,465
NetApp, Inc.	6,122	652,299
Seagate Technology Holdings PLC	5,330	769,279
Super Micro Computer, Inc. (a)(b)	1,678	82,239
Western Digital Corp.	8,695	556,393
		46,088,370

Cosmetics/Personal Care - 0.7%
Colgate-Palmolive Co.	2,848	258,883
Estee Lauder Cos., Inc. - Class A (b)	9,067	732,614
Kenvue, Inc.	6,795	142,219
Procter & Gamble Co.	17,364	2,766,433
		3,900,149

Distribution/Wholesale - 0.1%
Copart, Inc. (a)	3,360	164,875
Fastenal Co.	4,050	170,100
LKQ Corp. (b)	907	33,568
Pool Corp.	116	33,812
W.W. Grainger, Inc.	144	149,794
		552,149

Diversified Financial Services - 5.4%
American Express Co.	7,039	2,245,300
Ameriprise Financial, Inc.	978	521,988
Apollo Global Management, Inc.	5,671	804,545
Blackrock, Inc.	1,705	1,788,971
Capital One Financial Corp.	6,110	1,299,964
Cboe Global Markets, Inc.	292	68,097
Charles Schwab Corp.	15,675	1,430,187
CME Group, Inc. - Class A	1,896	522,576
Coinbase Global, Inc. - Class A (a)	6,389	2,239,281
Franklin Resources, Inc.	15,650	373,253
Intercontinental Exchange, Inc.	9,705	1,780,576
Invesco Ltd.	4,449	70,161
Mastercard, Inc. - Class A	10,817	6,078,505
Nasdaq, Inc.	14,443	1,291,493
Raymond James Financial, Inc.	2,047	313,948
Synchrony Financial	3,811	254,346
T. Rowe Price Group, Inc.	2,756	265,954
Visa, Inc. - Class A	25,209	8,950,455
		30,299,600

Electric - 1.1%
AES Corp.	2,399	25,238
Alliant Energy Corp.	871	52,669
Ameren Corp.	923	88,645
American Electric Power Co., Inc.	1,771	183,759
CenterPoint Energy, Inc. (b)	2,255	82,849
CMS Energy Corp. (b)	968	67,063
Consolidated Edison, Inc.	1,098	110,184
Constellation Energy Corp.	1,100	355,036
Dominion Energy, Inc.	2,994	169,221
DTE Energy Co.	751	99,477
Duke Energy Corp.	2,735	322,730
Edison International	1,357	70,021
Entergy Corp.	1,522	126,509
Evergy, Inc.	818	56,385
Eversource Energy	1,290	82,070
Exelon Corp.	3,493	151,666
FirstEnergy Corp.	2,033	81,849
NextEra Energy, Inc.	7,155	496,700
NRG Energy, Inc.	4,918	789,732
PG&E Corp.	21,555	300,477
Pinnacle West Capital Corp.	278	24,873
PPL Corp.	2,517	85,301
Public Service Enterprise Group, Inc.	1,709	143,864
Sempra	2,185	165,557
Southern Co.	3,757	345,005
Vistra Corp.	8,535	1,654,168
WEC Energy Group, Inc.	1,030	107,326
Xcel Energy, Inc.	1,998	136,064
		6,374,438

Electrical Components/Equipment - 0.3%
AMETEK, Inc.	5,049	913,667
Eaton Corp. PLC	1,177	420,177
Emerson Electric Co.	1,976	263,460
Generac Holdings, Inc. (a)	1,498	214,529
		1,811,833

Electronics - 0.9%
Allegion PLC	2,192	315,911
Amphenol Corp. - Class A	3,852	380,385
Fortive Corp.	8,554	445,920
Garmin Ltd.	2,121	442,695
Honeywell International, Inc.	2,611	608,050
Hubbell, Inc.	190	77,598
Jabil, Inc.	3,298	719,294
Keysight Technologies, Inc. (a)	4,322	708,203
Mettler-Toledo International, Inc. (a)	60	70,483
Ralliant Corp. (a)	2,851	138,261
TE Connectivity PLC	7,463	1,258,784
Trimble, Inc. (a)	855	64,963
		5,230,547

Energy-Alternate Sources - 0.0%(c)
Enphase Energy, Inc. (a)	386	15,305
First Solar, Inc. (a)(b)	292	48,338
		63,643

Engineering/Construction - 0.1%
Jacobs Solutions, Inc.	3,022	397,242

Entertainment - 0.1%
Caesars Entertainment, Inc. (a)	5,465	155,151
Live Nation Entertainment, Inc. (a)(b)	821	124,201
TKO Group Holdings, Inc. - Class A	287	52,220
		331,572

Environmental Control - 0.2%
Pentair PLC	582	59,748
Republic Services, Inc.	939	231,567
Veralto Corp.	6,218	627,707
Waste Management, Inc.	1,410	322,636
		1,241,658

Food - 0.8%
Campbell's Co. (b)	7,491	229,599
Conagra Brands, Inc.	11,995	245,538
General Mills, Inc.	12,560	650,734
Hershey Co.	710	117,825
Hormel Foods Corp.	1,848	55,902
J M Smucker Co. (b)	307	30,147
Kellanova	1,216	96,708
Kraft Heinz Co.	35,226	909,535
Kroger Co.	15,363	1,101,988
Lamb Weston Holdings, Inc.	497	25,769
McCormick & Co., Inc.	908	68,845
Mondelez International, Inc. - Class A	4,531	305,571
Sysco Corp.	1,795	135,953
Tyson Foods, Inc. - Class A	8,958	501,111
		4,475,225

Forest Products/Paper - 0.0%(c)
International Paper Co.	1,532	71,744

Gas - 0.0%(c)
Atmos Energy Corp.	442	68,116
NiSource, Inc.	1,585	63,939
		132,055

Hand/Machine Tools - 0.1%
Snap-on, Inc.	1,531	476,417
Stanley Black & Decker, Inc. (b)	3,902	264,360
		740,777

Healthcare-Products - 2.1%
Abbott Laboratories	17,392	2,365,486
Agilent Technologies, Inc.	989	116,712
Align Technology, Inc. (a)	478	90,500
Baxter International, Inc.	12,906	390,794
Bio-Techne Corp.	452	23,255
Boston Scientific Corp. (a)	4,445	477,438
Cooper Cos., Inc. (a)	567	40,348
Danaher Corp.	7,178	1,417,942
Edwards Lifesciences Corp. (a)	2,122	165,962
GE HealthCare Technologies, Inc.	11,505	852,175
Hologic, Inc. (a)	5,871	382,554
IDEXX Laboratories, Inc. (a)	235	126,040
Insulet Corp. (a)	212	66,606
Intuitive Surgical, Inc. (a)	1,071	581,992
Medtronic PLC	10,043	875,448
ResMed, Inc. (b)	441	113,778
Revvity, Inc. (b)	363	35,109
Solventum Corp. (a)	4,331	328,463
STERIS PLC	281	67,502
Stryker Corp.	1,192	471,591
Thermo Fisher Scientific, Inc.	7,137	2,893,768
Waters Corp. (a)	169	58,988
West Pharmaceutical Services, Inc.	199	43,541
Zimmer Biomet Holdings, Inc.	702	64,029
		12,050,021

Healthcare-Services - 2.5%
Centene Corp. (a)	12,482	677,523
Charles River Laboratories International, Inc. (a)	1,286	195,125
Cigna Group	4,328	1,430,750
DaVita, Inc. (a)(b)	272	38,746
Elevance Health, Inc.	5,837	2,270,360
HCA Healthcare, Inc.	850	325,635
Humana, Inc.	3,024	739,308
IQVIA Holdings, Inc. (a)	4,436	699,069
Labcorp Holdings, Inc.	251	65,890
Molina Healthcare, Inc. (a)	596	177,548
Quest Diagnostics, Inc. (b)	392	70,415
UnitedHealth Group, Inc.	22,921	7,150,664
Universal Health Services, Inc. - Class B	1,790	324,259
		14,165,292

Home Builders - 0.1%
D.R. Horton, Inc.	1,032	133,045
Lennar Corp. - Class A	2,719	300,749
NVR, Inc. (a)	11	81,242
PulteGroup, Inc.	723	76,248
		591,284

Household Products/Wares - 0.3%
Avery Dennison Corp.	2,018	354,099
Church & Dwight Co., Inc.	830	79,771
Clorox Co.	431	51,750
Kimberly-Clark Corp.	7,073	911,851
		1,397,471

Insurance - 3.2%
Aflac, Inc.	1,566	165,150
Allstate Corp.	891	179,367
American International Group, Inc.	2,035	174,176
Aon PLC - Class A	5,511	1,966,104
Arch Capital Group Ltd.	1,348	122,735
Arthur J Gallagher & Co.	901	288,428
Assurant, Inc.	180	35,548
Berkshire Hathaway, Inc. - Class B (a)	21,858	10,617,961
Brown & Brown, Inc.	7,191	797,266
Chubb Ltd.	1,410	408,505
Cincinnati Financial Corp.	550	81,906
Erie Indemnity Co. - Class A (b)	149	51,672
Everest Group Ltd.	118	40,102
Globe Life, Inc.	1,671	207,689
Hartford Insurance Group, Inc.	2,620	332,399
Loews Corp.	5,543	508,071
Marsh & McLennan Cos., Inc.	1,721	376,279
MetLife, Inc.	2,414	194,134
Principal Financial Group, Inc.	807	64,100
Progressive Corp.	2,059	549,465
Prudential Financial, Inc.	1,242	133,441
Travelers Cos., Inc.	786	210,287
W.R. Berkley Corp.	3,296	242,157
Willis Towers Watson PLC	347	106,356
		17,853,298

Internet - 14.8%
Airbnb, Inc. - Class A (a)	2,193	290,222
Alphabet, Inc. - Class A	134,709	23,739,767
Amazon.com, Inc. (a)	117,170	25,705,926
Booking Holdings, Inc.	698	4,040,889
CDW Corp.	3,348	597,919
DoorDash, Inc. - Class A (a)	1,266	312,082
eBay, Inc.	11,668	868,799
Expedia Group, Inc. - Class A	447	75,400
F5, Inc. (a)	1,633	480,625
Gen Digital, Inc.	18,430	541,842
GoDaddy, Inc. - Class A (a)	496	89,310
Match Group, Inc.	871	26,905
Meta Platforms, Inc. - Class A	30,504	22,514,697
Netflix, Inc. (a)	1,959	2,623,356
Palo Alto Networks, Inc. (a)(b)	2,142	438,339
Uber Technologies, Inc. (a)	7,166	668,588
VeriSign, Inc.	890	257,032
		83,271,698

Iron/Steel - 0.0%(c)
Nucor Corp.	823	106,612
Steel Dynamics, Inc. (b)	423	54,148
		160,760

Leisure Time - 0.2%
Carnival Corp. (a)(b)	33,029	928,775
Norwegian Cruise Line Holdings Ltd. (a)	1,552	31,475
Royal Caribbean Cruises Ltd. (b)	814	254,896
		1,215,146

Lodging - 0.1%
Hilton Worldwide Holdings, Inc.	798	212,539
Las Vegas Sands Corp.	2,542	110,603
Marriott International, Inc. - Class A	971	265,287
MGM Resorts International (a)	1,052	36,178
Wynn Resorts Ltd. (b)	380	35,595
		660,202

Machinery-Construction/Mining - 0.9%
Caterpillar, Inc.	11,845	4,598,348
GE Vernova, Inc.	821	434,432
		5,032,780

Machinery-Diversified - 0.5%
Deere & Co.	928	471,879
Dover Corp.	3,867	708,550
IDEX Corp.	1,271	223,149
Ingersoll Rand, Inc.	10,170	845,941
Nordson Corp.	199	42,660
Otis Worldwide Corp.	1,392	137,836
Rockwell Automation, Inc.	321	106,627
Westinghouse Air Brake Technologies Corp.	601	125,819
Xylem, Inc.	851	110,085
		2,772,546

Media - 1.9%
Charter Communications, Inc. - Class A (a)(b)	1,433	585,825
Comcast Corp. - Class A	95,175	3,396,796
FactSet Research Systems, Inc.	109	48,753
Fox Corp. - Class A	11,794	660,936
News Corp. - Class A	1,998	59,380
Paramount Global - Class B	6,773	87,372
Walt Disney Co.	46,245	5,734,842
Warner Bros Discovery, Inc. (a)(b)	8,682	99,496
		10,673,400

Mining - 0.3%
Freeport-McMoRan, Inc.	5,002	216,837
Newmont Corp.	28,406	1,654,933
		1,871,770

Miscellaneous Manufacturing - 1.0%
3M Co.	14,209	2,163,178
A.O. Smith Corp. - Class A	3,627	237,823
Axon Enterprise, Inc. (a)	234	193,738
Illinois Tool Works, Inc.	7,472	1,847,452
Parker-Hannifin Corp.	454	317,105
Teledyne Technologies, Inc. (a)	755	386,794
Textron, Inc.	4,672	375,115
		5,521,205

Office-Business Equipment - 0.1%
Zebra Technologies Corp. - Class A (a)	1,302	401,485

Oil/Gas - 2.3%
APA Corp. (b)	9,199	168,250
Chevron Corp.	21,779	3,118,535
ConocoPhillips	4,469	401,048
Coterra Energy, Inc.	2,580	65,480
Devon Energy Corp.	16,170	514,368
Diamondback Energy, Inc.	1,016	139,598
EOG Resources, Inc.	13,946	1,668,081
EQT Corp.	14,879	867,743
Expand Energy Corp.	699	81,741
Exxon Mobil Corp.	37,964	4,092,519
Hess Corp.	998	138,263
Marathon Petroleum Corp.	1,123	186,542
Occidental Petroleum Corp. (b)	24,743	1,039,453
Phillips 66	1,445	172,388
Texas Pacific Land Corp. (b)	81	85,568
Valero Energy Corp.	1,106	148,669
		12,888,246

Oil/Gas Services - 0.5%
Baker Hughes Co.	25,108	962,641
Halliburton Co.	22,389	456,288
Schlumberger NV	35,723	1,207,437
		2,626,366

Packaging/Containers - 0.2%
Amcor PLC	36,286	333,468
Ball Corp.	994	55,753
Packaging Corp. of America	2,264	426,651
Smurfit WestRock PLC	5,166	222,913
		1,038,785

Pharmaceuticals - 4.7%
AbbVie, Inc.	6,184	1,147,874
Becton Dickinson & Co.	7,217	1,243,128
Bristol-Myers Squibb Co.	43,664	2,021,207
Cardinal Health, Inc.	6,007	1,009,176
Cencora, Inc.	4,554	1,365,517
CVS Health Corp.	31,806	2,193,978
Dexcom, Inc. (a)	1,189	103,788
Eli Lilly & Co.	3,110	2,424,338
Henry Schein, Inc. (a)	429	31,338
Johnson & Johnson	22,967	3,508,209
McKesson Corp.	3,151	2,308,990
Merck & Co., Inc.	62,850	4,975,206
Pfizer, Inc.	142,538	3,455,121
Viatris, Inc.	29,983	267,748
Zoetis, Inc.	1,568	244,530
		26,300,148

Pipelines - 0.1%
Kinder Morgan, Inc.	7,770	228,438
ONEOK, Inc.	2,053	167,587
Targa Resources Corp.	654	113,848
Williams Cos., Inc.	3,677	230,952
		740,825

Private Equity - 0.4%
Blackstone, Inc.	7,417	1,109,435
KKR & Co., Inc.	8,940	1,189,288
		2,298,723

Real Estate - 0.2%
CBRE Group, Inc. - Class A (a)	7,504	1,051,460
CoStar Group, Inc. (a)(b)	1,469	118,108
		1,169,568

Retail - 3.7%
AutoZone, Inc. (a)	56	207,885
Bath & Body Works, Inc.	5,472	163,941
Best Buy Co., Inc.	6,180	414,863
CarMax, Inc. (a)(b)	523	35,151
Chipotle Mexican Grill, Inc. (a)	4,771	267,892
Costco Wholesale Corp.	1,334	1,320,580
Darden Restaurants, Inc.	2,940	640,832
Dollar General Corp.	5,545	634,237
Dollar Tree, Inc. (a)	5,426	537,391
Domino's Pizza, Inc.	104	46,862
Genuine Parts Co.	414	50,222
Home Depot, Inc.	9,114	3,341,557
Lowe's Cos., Inc.	13,862	3,075,562
Lululemon Athletica, Inc. (a)	3,088	733,647
McDonald's Corp.	2,513	734,223
O'Reilly Automotive, Inc. (a)	2,505	225,776
Ross Stores, Inc.	1,148	146,462
Starbucks Corp.	3,946	361,572
Target Corp.	11,536	1,138,026
TJX Cos., Inc.	15,173	1,873,714
Tractor Supply Co.	1,527	80,580
Ulta Beauty, Inc. (a)	1,179	551,560
Walmart, Inc.	25,253	2,469,238
Williams-Sonoma, Inc.	3,077	502,689
Yum! Brands, Inc.	7,031	1,041,854
		20,596,316

Semiconductors - 11.2%
Advanced Micro Devices, Inc. (a)	6,087	863,745
Analog Devices, Inc.	1,670	397,493
Applied Materials, Inc.	20,509	3,754,583
Broadcom, Inc.	36,060	9,939,939
Intel Corp.	14,947	334,813
KLA Corp.	468	419,206
Lam Research Corp.	14,528	1,414,155
Microchip Technology, Inc.	1,797	126,455
Micron Technology, Inc.	11,212	1,381,879
Monolithic Power Systems, Inc.	1,040	760,635
NVIDIA Corp.	231,808	36,623,346
NXP Semiconductors NV	885	193,364
ON Semiconductor Corp. (a)	10,688	560,158
QUALCOMM, Inc.	29,991	4,776,367
Skyworks Solutions, Inc.	4,048	301,657
Teradyne, Inc.	4,093	368,043
Texas Instruments, Inc.	2,790	579,260
		62,795,098

Shipbuilding - 0.0%(c)
Huntington Ingalls Industries, Inc.	126	30,424

Software - 10.7%
Adobe, Inc. (a)	10,957	4,239,044
Akamai Technologies, Inc. (a)	393	31,346
ANSYS, Inc. (a)	873	306,615
Autodesk, Inc. (a)	745	230,630
Broadridge Financial Solutions, Inc.	410	99,642
Cadence Design Systems, Inc. (a)	927	285,655
Dayforce, Inc. (a)(b)	455	25,202
Electronic Arts, Inc.	2,618	418,095
Fair Isaac Corp. (a)	70	127,957
Fidelity National Information Services, Inc.	1,865	151,830
Fiserv, Inc. (a)	14,882	2,565,806
Intuit, Inc.	937	738,009
Jack Henry & Associates, Inc.	214	38,556
Microsoft Corp.	86,201	42,877,239
MSCI, Inc.	225	129,766
Oracle Corp.	9,628	2,104,970
Palantir Technologies, Inc. - Class A (a)	7,464	1,017,492
Paychex, Inc.	9,039	1,314,813
Paycom Software, Inc.	1,407	325,580
PTC, Inc. (a)	326	56,183
Roper Technologies, Inc.	1,086	615,588
Salesforce, Inc.	3,349	913,239
ServiceNow, Inc. (a)	623	640,494
Synopsys, Inc. (a)	467	239,422
Take-Two Interactive Software, Inc. (a)	1,783	433,001
Tyler Technologies, Inc. (a)	115	68,177
Workday, Inc. - Class A (a)	788	189,120
		60,183,471

Telecommunications - 4.1%
Arista Networks, Inc. (a)	4,195	429,191
AT&T, Inc.	176,973	5,121,599
Cisco Systems, Inc.	100,795	6,993,157
Corning, Inc.	2,303	121,115
Juniper Networks, Inc.	8,296	331,259
Motorola Solutions, Inc.	587	246,810
T-Mobile US, Inc.	25,105	5,981,517
Verizon Communications, Inc.	91,182	3,945,445
		23,170,093

Toys/Games/Hobbies - 0.0%(c)
Hasbro, Inc.	3,507	258,887

Transportation - 0.9%
C.H. Robinson Worldwide, Inc.	416	39,915
CSX Corp. (b)	6,592	215,097
Expeditors International of Washington, Inc.	3,462	395,534
FedEx Corp.	6,048	1,374,771
J.B. Hunt Transport Services, Inc.	290	41,644
Norfolk Southern Corp.	773	197,865
Old Dominion Freight Line, Inc.	733	118,966
Union Pacific Corp.	2,106	484,548
United Parcel Service, Inc. - Class B	21,583	2,178,588
		5,046,928

Water - 0.0%(c)
American Water Works Co., Inc.	532	74,006
TOTAL COMMON STOCKS (Cost $468,046,313)		556,393,559

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.1%
Alexandria Real Estate Equities, Inc.	516	37,477
American Tower Corp.	1,604	354,516
AvalonBay Communities, Inc.	501	101,954
BXP, Inc. (b)	448	30,227
Camden Property Trust	285	32,117
Crown Castle, Inc.	1,507	154,814
Digital Realty Trust, Inc.	1,037	180,780
Equinix, Inc.	290	230,686
Equity Residential	1,337	90,234
Essex Property Trust, Inc. (b)	227	64,332
Extra Space Storage, Inc.	745	109,843
Federal Realty Investment Trust	2,130	202,329
Healthpeak Properties, Inc.	2,252	39,433
Host Hotels & Resorts, Inc. (b)	2,397	36,818
Invitation Homes, Inc.	2,168	71,110
Iron Mountain, Inc.	815	83,595
Kimco Realty Corp.	3,713	78,047
Mid-America Apartment Communities, Inc.	334	49,435
Prologis, Inc.	3,149	331,023
Public Storage	500	146,710
Realty Income Corp.	3,179	183,142
Regency Centers Corp.	1,182	84,194
SBA Communications Corp.	324	76,088
Simon Property Group, Inc.	1,124	180,694
UDR, Inc.	1,047	42,749
Ventas, Inc. (b)	6,603	416,979
VICI Properties, Inc.	3,194	104,124
Welltower, Inc.	16,450	2,528,859
Weyerhaeuser Co.	2,505	64,353
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $5,561,603)		6,106,662

SHORT-TERM INVESTMENTS - 1.7%	Units
Investments Purchased with Proceeds from Securities Lending - 1.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50% (d)	8,875,109	8,875,109

Money Market Funds - 0.1%	Shares
First American Government Obligations Fund - Class X, 4.25% (d)	610,428	610,428
TOTAL SHORT-TERM INVESTMENTS (Cost $9,485,537)		9,485,537

TOTAL INVESTMENTS - 101.6% (Cost $483,093,453)		571,985,758
Liabilities in Excess of Other Assets - (1.6)%		(8,823,572)
TOTAL NET ASSETS - 100.0%		$563,162,186
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $8,742,433.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Gotham Enhanced 500 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$556,393,559	$—	$—	$556,393,559
Real Estate Investment Trusts - Common	6,106,662	—	—	6,106,662
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	8,875,109
Money Market Funds	610,428	—	—	610,428
Total Investments	$563,110,649	$—	$—	$571,985,758

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $8,875,109 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.